Note 3 - Basis of Presentation and Summary of Significant Accounting Policies: Property and Equipment (Details) - Machinery and Equipment	12 Months Ended
Mar. 31, 2018
Maximum
Property, Plant and Equipment, Useful Life	8 years
Minimum
Property, Plant and Equipment, Useful Life	3 years